INVESTMENTS IN AFFILIATES (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Bluewater Gandria	Jan. 18, 2012 Bluewater Gandria	Jul. 31, 2008 Bluewater Gandria	Dec. 31, 2012 Egyptian Company for Gas Services S.A.E	Dec. 31, 2011 Egyptian Company for Gas Services S.A.E	Mar. 31, 2006 Egyptian Company for Gas Services S.A.E	Dec. 31, 2012 Golar LNG Partners	Dec. 31, 2012 Golar LNG Partners		Dec. 13, 2012 Golar LNG Partners		Dec. 31, 2011 Golar LNG Partners		Dec. 31, 2012 Golar LNG Partners Vessels and equipment Vessels
Equity method investments acquired:
Equipment Item																7
Equity in net assets of non-consolidated investees	$ 367,656,000	$ 22,529,000								$ 362,064,000		$ 362,799,000	[1]	$ 0
Percentage of voting interest acquired			50.00%	50.00%	50.00%			50.00%
Purchase consideration - cash				19,500,000
Purchase of equity method investment				39,000,000	22,000,000
Common stock purchased (in shares)								0.5
Common stock purchased, price per share (USD per share)								$ 1
Ownership percentage, equity method investment					50.00%		50.00%	50.00%		29.90%	[2],[3]			0.00%	[2],[3]
Investments, ownership percentage									54.10%	54.10%
Investee capital share amount called							7,500,000
Cash paid to maintain equity interest							3,750,000
Proceeds from dividends						$ 100,000	$ 0

[1]	Subordinated unitsAs of the deconsolidation date and December 31, 2012, the Company held 15.9 million units representing 100% of the subordinated units. The Company's holding in the subordinated units of Golar Partners have been accounted for under the equity method on the basis that the subordinated units are considered to be, in-substance, common stock for accounting purposes. The fair value on December 13, 2012, was determined based on the quoted market price of the listed common units as of the deconsolidation date but discounted principally for their non-tradability and subordinated dividend and liquidation rights during the subordination period. The subordination period will end on the satisfaction of various tests as prescribed in the Partnership Agreement, but will not end before March 31, 2016, except with the removal of the Company as the general partner. Upon the expiration of the subordination period, the subordinated units will convert into common units.
[2]	Golar Partners and its subsidiaries were included in the Company's consolidated financial statements for all periods until December 13, 2012, following its first AGM upon which the majority of directors were elected by the common unitholders, Golar Partners was deconsolidated and the Company's interests in the subordinated units were accounted for under the equity method from that date (see note 5 for further details).
[3]	The Company held a 54.1% ownership in Golar Partners as of December 31, 2012. However the 29.9% interest refers to the Company's interests in the subordinated units which are subject to the equity method accounting.